CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Receivables and other current assets	$ (24.4)	$ 12.3
Inventories and non-current ore stockpiles	(3.4)	(22.2)
Accounts payable and accrued liabilities	7.3	5.4
Movements in non-cash working capital items and non-current ore stockpiles	$ (20.5)	$ (4.5)